Note 4 - Advances for Vessels Acquisitions / Under Construction	12 Months Ended
Dec. 31, 2015
Advances For Vessels Acquisition Under Construction [Abstract]
Advances For Vessels Acquisition Under Construction [Text Block]
4.	Advances for Vessels Acquisitions / Under Construction:

On February 6, 2014, the Company entered into an MOA to purchase M/T Stenaweco Energy, a 50,000 dwt newbuilding product/chemical tanker delivered from Hyundai Mipo Dockyard Co. on June 20, 2014, with a time charter attached, from Million Hope Maritime S.A., an entity affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis. The purchase price of the newbuilding was $38,250, paid as follows: $7,400 paid in December, 2013; $3,500 paid in February 2014 and $27,350 paid in June 2014. This last installment was financed through the Alpha Bank facility (see Note 11) of $20,125 and $7,225 was paid from funds received from the follow-on offering the Company priced on June 6, 2014 (see Note 13).

On March 19, 2014, pursuant to four separate share purchase agreements the Company entered into with affiliates of the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, along with unaffiliated third parties, the Company acquired the five vessel-owning companies which are party to the shipbuilding contracts for M/T Stenaweco Evolution, M/T Eco Fleet and Hulls No S419, S414 and S417, in exchange for a total consideration of $43,333, paid in the form of $2,500 in cash and 583,321 newly-issued common shares. Pursuant to the share purchase agreements the Company acquired:

•	100% of the share capital of Monte Carlo 37 Shipping Company Limited and Monte Carlo One Shipping Company Limited, entities affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, which are party to shipbuilding contracts with Hyundai Mipo Dockyard Co. for the construction of M/T Eco Fleet, a 39,000 dwt newbuilding product/chemical tanker delivered on July 15, 2015, and M/T Stenaweco Evolution, a 50,000 dwt newbuilding product/chemical tanker that was delivered on January 29, 2015, for an aggregate purchase price of $14,693. Monte Carlo 37 Shipping Company Limited and Monte Carlo One Shipping Company Limited were each party to a time charter agreement to commence upon the respective vessel's delivery. Upon its delivery M/T Stenaweco Evolution commenced its time charter with Stena Weco A/S and M/T Eco Fleet commenced its time charter with BP Shipping Limited. Concurrently, the Company agreed to terminate a previous MOA entered into on December 5, 2013, with Monte Carlo 37 Shipping Company Limited for the acquisition of M/T Eco Fleet, and to apply the full amount of the deposit paid under that MOA, in the amount of $7,000, to reduce the purchase price under the share purchase agreement.

•	100% of the share capital of Monte Carlo Seven Shipping Company Limited, an entity affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull No S414, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the second quarter of 2016, for a purchase price of $10,990.The vessel upon its delivery will commence a time charter agreement with Stena Weco A/S.

•	100% of the share capital of Monte Carlo Lax Shipping Company Limited, an entity affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull No S417, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the third quarter of 2016, for a purchase price of $10,820. The vessel will commence upon delivery a time charter agreement with Dampskibsselskabet NORDEN A/S.

•	100% of the share capital of Monte Carlo 39 Shipping Company Limited, an entity affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull No S419, a 39,000 dwt newbuilding product/chemical tanker scheduled for delivery in the first quarter of 2016, for a purchase price of $6,830. Upon its delivery Hull No S419 will commence a time charter agreement with BP Shipping Limited.

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2013	14,400
— Additions	19,975
Balance, December 31, 2014	34,375
— Additions	54,067
— Transferred to Vessels	(63,344)
Balance, December 31, 2015	25,098

On March 31, 2015 the Company took delivery and concurrently sold and leased-back M/T Stenaweco Evolution (see Note 5 and Note 7) and on July 15, 2015 the Company took delivery of the M/T Eco Fleet (see Note 5).

The vessel M/T Eco Fleet and Hull No S419 under construction with a total carrying amount of $44,065 as of December 31, 2015 were mortgaged as security for the credit facility with ABN Amro Bank of Holland (see Note 11).